                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number: ______

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian        Mount Kisco, NY              11-13-2007
--------------------------  -------------------------  ------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name
     --------------------   ---------------------------------
     28-______________      _________________________________
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                62

Form 13F Information Table Value Total:       924,153,000
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

SEC13F.LNS             DSM CAPITAL PARTNERS LLC
                        FORM 13F SUMMARY PAGE
                         AS OF DATE: 09/30/07
                     RUN DATE: 11/13/07 2:38 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:            0

FORM 13F INFORMATION TABLE ENTRY TOTAL:       62

FORM 13F INFORMATION TABLE VALUE TOTAL:       $924,153,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

PORTVUE-SEC13F.LNP                   DSM CAPITAL PARTNERS LLC           PAGE 1
RUN DATE: 11/13/07 2:38 P.M.
                                    FORM 13F INFORMATION TABLE
                                       AS OF DATE: 09/30/07

                                                                                              VOTING AUTHORITY
                               TITLE OF            VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   -------------------
NAME OF ISSUER                  CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
--------------                 -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ACCURAY                          COM    004397105    344     19695 SH       DEFINED    0       19695         0
ADOBE SYSTEMS                    COM    00724F101  22895    524390 SH       DEFINED    0      524390         0
AFFILIATED MANAGERS              COM    008252108    448      3515 SH       DEFINED    0        3515         0
AIRCASTLE                        COM    G0129K104    261      7815 SH       DEFINED    0        7815         0
ALLERGAN                         COM    018490102  37718    585055 SH       DEFINED    0      585055         0
AMBASSADORS GROUP                COM    023177108    291      7626 SH       DEFINED    0        7626         0
AMYLIN PHARMACEUTICALS           COM    032346108    393      7851 SH       DEFINED    0        7851         0
ANSYS INC                        COM    03662Q105    209      6125 SH       DEFINED    0        6125         0
APPLE COMPUTER                   COM    037833100  49567    322975 SH       DEFINED    0      322975         0
AUTODESK                         COM    052769106  16855    337307 SH       DEFINED    0      337307         0
AUTOMATIC DATA PROCESSING        COM    053015103  21630    470931 SH       DEFINED    0      470931         0
BOEING                           COM    097023105  40021    381185 SH       DEFINED    0      381185         0
C H ROBINSON WORLDWIDE           COM    12541W209  25972    478392 SH       DEFINED    0      478392         0
C. R. BARD                       COM    067383109  25323    287146 SH       DEFINED    0      287146         0
CELGENE                          COM    151020104  91400   1281731 SH       DEFINED    0     1281731         0
CGG VERITAS                      COM    204386106    411      6310 SH       DEFINED    0        6310         0
CISCO SYSTEMS                    COM    17275R102  34725   1048142 SH       DEFINED    0     1048142         0
COGNIZANT TECHNOLOGY SOLUTIONS   COM    192446102  12099    303280 SH       DEFINED    0      303280         0
CORE LABORATORIES                COM    N22717107    508      3990 SH       DEFINED    0        3990         0
CORNING                          COM    219350105  16866    684210 SH       DEFINED    0      684210         0
CVS/CAREMARK CORP                COM    126650100  28304    714215 SH       DEFINED    0      714215         0
CYTYC CORP                       COM    232946103    294      6176 SH       DEFINED    0        6176         0
DG FASTCHANNEL                   COM    23326R109    457     19400 SH       DEFINED    0       19400         0
EV3 INC                          COM    26928A200    390     23725 SH       DEFINED    0       23725         0
EXPEDITORS INTERNATIONAL         COM    302130109  12045    254655 SH       DEFINED    0      254655         0
F5 NETWORKS                      COM    315616102    279      7515 SH       DEFINED    0        7515         0
FAMOUS DAVE'S OF AMERICA         COM    307068106    300     18478 SH       DEFINED    0       18478         0
FMC TECHNOLOGIES                 COM    30249U101    396      6870 SH       DEFINED    0        6870         0
FRANKLIN RESOURCES               COM    354613101  25721    201735 SH       DEFINED    0      201735         0
GENZYME                          COM    372917104  34265    553021 SH       DEFINED    0      553021         0
GEN-PROBE                        COM    36866T103    400      6003 SH       DEFINED    0        6003         0
GOOGLE                           COM    38259P508  52928     93303 SH       DEFINED    0       93303         0
GRANITE CONSTRUCTION             COM    387328107    333      6290 SH       DEFINED    0        6290         0
HALLIBURTON                      COM    406216101  24750    644540 SH       DEFINED    0      644540         0
HERBALIFE                        COM    G4412G101    429      9435 SH       DEFINED    0        9435         0
HURON CONSULTING GROUP           COM    447462102    415      5710 SH       DEFINED    0        5710         0
INTEGRA LIFESCIENCES             COM    457985208    329      6765 SH       DEFINED    0        6765         0
ION GEOPHYSICAL                  COM    462044108    431     31170 SH       DEFINED    0       31170         0
J2 GLOBAL COMMUNICATONS          COM    46626E205    229      6985 SH       DEFINED    0        6985         0
LENOVO GROUP ADR                 COM    526250105    390     25430 SH       DEFINED    0       25430         0
MENTOR CORP                      COM    587188103    346      7520 SH       DEFINED    0        7520         0
MICROSEMI                        COM    595137100    418     14995 SH       DEFINED    0       14995         0
MONOLITHIC POWER                 COM    609839105    514     20220 SH       DEFINED    0       20220         0
MONSANTO                         COM    61166W101  33450    390130 SH       DEFINED    0      390130         0
NATIONAL INSTRUMENTS             COM    636518102    472     13745 SH       DEFINED    0       13745         0
PARKER DRILLING                  COM    701081101    331     40740 SH       DEFINED    0       40740         0
RED HAT                          COM    756577102    206     10375 SH       DEFINED    0       10375         0
SCHLUMBERGER                     COM    806857108  70985    676052 SH       DEFINED    0      676052         0
SEI INVESTMENTS                  COM    784117103  34642   1269850 SH       DEFINED    0     1269850         0
SPIRIT AEROSYSTEMS HOLDINGS      COM    848574109    361      9265 SH       DEFINED    0        9265         0
STATE STREET                     COM    857477103  25267    370700 SH       DEFINED    0      370700         0
STRYKER                          COM    863667101  29923    435180 SH       DEFINED    0      435180         0
SYNAPTICS                        COM    87157D109    418      8745 SH       DEFINED    0        8745         0
T.ROWE PRICE GROUP               COM    74144T108  25738    462170 SH       DEFINED    0      462170         0
TESSERA TECHNOLOGIES             COM    88164L100    419     11175 SH       DEFINED    0       11175         0
ULTRA CLEAN HOLDINGS             COM    90385V107    254     17350 SH       DEFINED    0       17350         0
VARIAN MEDICAL SYSTEMS           COM    92220P105  17106    408350 SH       DEFINED    0      408350         0
VERIFONE HOLDINGS                COM    92342Y109    444     10015 SH       DEFINED    0       10015         0
WALGREEN COMPANY                 COM    931422109  40148    849872 SH       DEFINED    0      849872         0
WEATHERFORD                      COM    G95089101  35640    530510 SH       DEFINED    0      530510         0
W-H ENERGY                       COM    92925E108    625      8475 SH       DEFINED    0        8475         0
ZIMMER HOLDINGS                  COM    98956P102  25425    313925 SH       DEFINED    0      313925         0

LINE COUNT: 62